NOTE 8 - STOCK ISSUANCE	9 Months Ended
Jul. 31, 2017
Note 8 - Stock Issuance
NOTE 8 - STOCK ISSUANCE

NOTE 8 – STOCK PAYABLE

Common stock issuable consists of shares payable under employment contracts with officers of the Company valued at $1,929,200 and a consulting contract valued at $1,150,000. Common stock issuable was $3,079,200 and $512,400 as of July 31, 2017 and October 31, 2016.